CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Operating activities
Income (loss) for the year	$ (2,436,802)	$ (910,427)	$ (997,845)
Adjusted for:
Accretion expense - office lease	3,244	4,376	5,326
Amortization of Right-of-use asset	9,895	9,895	9,895
Amortization of flow-through premium liability	(62,778)	0	0
Interest income	(25,089)	(12,410)	(3,365)
Equity-settled share-based payments	0	640,860	399,140
Changes in working capital items:
Amounts receivable and other assets	(79,421)	(5,265)	(13,544)
Amounts payable and other liabilities	264,572	(165,014)	127,260
Due to related parties	(10,066)	(85,791)	27,453
Net cash used in operating activities	(2,336,445)	(523,776)	(445,680)
Investing activities
Mineral property acquisitions	(33,000)	(250,000)	(75,000)
Interest received	25,089	12,410	3,365
Net cash provided by (used in) investing activities	(7,911)	(237,590)	(71,635)
Financing activities
Office lease payment (base rent portion capitalized under IFRS 16)	(13,612)	(12,956)	(12,792)
Proceeds from exercise of warrants and options	652,000	0	550,000
Proceeds from private placement	3,514,826	550,000	95,455
Net cash provided by financing activities	4,153,214	537,044	632,663
Increase (decrease) in cash	1,808,858	(224,322)	115,348
Cash, beginning of the year	97,469	321,791	206,443
Cash, end of the year	1,906,327	97,469	321,791
Non-cash transactions
Shares issued for mineral properties acquisition	$ 214,350	$ 0	$ 0